UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b) Not applicable.

The Advisors’ Inner Circle Fund III

SouthernSun Small Cap Fund

SouthernSun U.S. Equity Fund

SEMI-ANNUAL REPORT	MARCH 31, 2023

Investment Adviser: SouthernSun Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-Port (Form N-Q for filings prior to March 31, 2020) within sixty days after period end. The Funds’ Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND MARCH 31, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 94.9%

	Shares		Value

CONSUMER DISCRETIONARY — 20.8%

Dorman Products *	194,397	$	16,768,685

Malibu Boats, Cl A *	219,357		12,382,703

Murphy USA	68,911		17,782,483

Polaris	155,074		17,155,837

Thor Industries	147,126		11,717,115

			75,806,823

CONSUMER STAPLES — 16.6%

Boston Beer, Cl A *	47,482		15,607,333

Darling Ingredients *	473,219		27,635,990

MGP Ingredients	177,425		17,160,546

			60,403,869

FINANCIALS — 2.9%

Live Oak Bancshares	434,722		10,594,175

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND MARCH 31, 2023 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares		Value

HEALTH CARE — 3.7%

US Physical Therapy	137,403	$	13,453,128

INDUSTRIALS — 36.1%

AGCO	123,607		16,711,666

Armstrong World Industries	194,652		13,867,009

Brink’s	275,323		18,391,576

Dycom Industries *	258,045		24,165,914

Enerpac Tool Group, Cl A	777,805		19,834,028

Timken	240,998		19,694,357

Univar Solutions *	535,837		18,770,370

			131,434,920

INFORMATION TECHNOLOGY — 4.1%

Belden	171,367		14,869,514

MATERIALS — 10.7%

Ingevity *	276,869		19,801,671

Stepan	187,041		19,270,834

			39,072,505

TOTAL COMMON STOCK (Cost $301,132,831)			345,634,934

TOTAL INVESTMENTS— 94.9% (Cost $301,132,831)		$	345,634,934

Percentages are based on Net Assets of $364,397,689.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND MARCH 31, 2023 (UNAUDITED)

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of March 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND MARCH 31, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 90.2%

	Shares		Value

CONSUMER DISCRETIONARY — 17.5%

Boot Barn Holdings *	10,555	$	808,935

Murphy USA	9,404		2,426,702

Polaris	23,492		2,598,920

Thor Industries	21,299		1,696,253

			7,530,810

CONSUMER STAPLES — 12.8%

Boston Beer, Cl A *	7,019		2,307,145

Darling Ingredients *	54,991		3,211,475

			5,518,620

INDUSTRIALS — 48.6%

AGCO	14,770		1,996,904

Armstrong World Industries	26,863		1,913,720

Brink’s	31,996		2,137,333

Broadridge Financial Solutions	16,708		2,448,891

Dycom Industries *	30,501		2,856,419

IDEX	5,229		1,208,056

Timken	28,530		2,331,471

Trex *	31,400		1,528,238

Univar Solutions *	60,662		2,124,990

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND MARCH 31, 2023 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares		Value

INDUSTRIALS — (continued)

Watsco	7,612	$	2,421,834

			20,967,856

MATERIALS — 11.3%

Ingevity *	29,750		2,127,720

Louisiana-Pacific	19,089		1,034,815

Westrock	56,790		1,730,391

			4,892,926

TOTAL COMMON STOCK (Cost $30,846,232)			38,910,212

TOTAL INVESTMENTS— 90.2% (Cost $30,846,232)		$	38,910,212

Percentages are based on Net Assets of $43,126,223.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of March 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund

Assets:
Investments, at Value (Cost $301,132,831 and $30,846,232)	$345,634,934	$38,910,212
Cash	18,997,875	4,042,364
Receivable for Capital Shares Sold	193,929	76,307
Dividend and Interest Receivable	113,418	21,922
Receivable for Investment Securities Sold	–	168,404
Other Prepaid Expenses	45,778	26,578

Total Assets	364,985,934	43,245,787

Liabilities:
Payable to Investment Adviser	235,871	27,191
Payable to Administrator	30,051	3,521
Chief Compliance Officer Fees Payable	5,867	50
Shareholder Servicing Fees Payable	2,909	18,368
Distribution Fees Payable, Class N Shares	9,667	1,061
Payable for Investment Securities Purchased	144,639	–
Payable for Capital Shares Redeemed	59,408	63,592
Payable for Audit Fees	48,454	–
Other Accrued Expenses and Other Payables	51,379	5,781

Total Liabilities	588,245	119,564

Net Assets	$364,397,689	$43,126,223

Net Assets Consist of:
Paid-in Capital	$300,688,699	$33,126,313
Total Distributable Earnings	63,708,990	9,999,910

Net Assets	$364,397,689	$43,126,223

Class N Shares:
Net Assets	$37,068,576	$3,572,633
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,325,402	262,791

Net Asset Value, Offering and Redemption Price Per Share	$27.97	$13.59

Class I Shares:
Net Assets	$327,329,113	$39,553,590
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	11,359,959	2,918,001

Net Asset Value, Offering and Redemption Price Per Share	$28.81	$13.56

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS FOR THE PERIOD ENDED MARCH 31, 2023 (UNAUDITED)

STATEMENTS OF OPERATIONS

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund

Investment Income:
Dividends	$1,321,695	$244,075
Interest	233,661	50,423

Total Investment Income	1,555,356	294,498

Expenses:
Investment Advisory Fees	1,358,820	164,455
Administration Fees	174,928	21,492
Trustees’ Fees	12,126	1,503
Chief Compliance Officer Fees	5,698	836
Shareholder Servicing Fees	218,592	8,776
Distribution Fees, Class N Shares	46,850	4,622
Transfer Agent Fees	33,059	24,857
Legal Fees	29,612	3,589
Registration and Filing Fees	28,152	18,537
Audit Fees	27,298	3,161
Printing Fees	23,615	2,811
Custodian Fees	2,195	692
Other Expenses	15,599	4,734

Total Expenses	1,976,544	260,065

Less:
Waiver of Investment Advisory Fees	–	(13,488)

Net Expenses	1,976,544	246,577

Net Investment Income (Loss)	(421,188)	47,921

Net Realized Gain (Loss) on:
Investments	24,138,168	3,112,369

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,510,351	1,952,142

Net Realized and Unrealized Gain	43,648,519	5,064,511

Net Increase in Net Assets Resulting from Operations	$43,227,331	$5,112,432

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

Operations:
Net Investment Loss	$(421,188)	$(651,234)
Net Realized Gain (Loss)	24,138,168	30,811,184
Net Change in Unrealized Appreciation (Depreciation)	19,510,351	(42,747,382)

Net Increase (Decrease) in Net Assets Resulting From Operations	43,227,331	(12,587,432)

Distributions:
Class N Shares	(3,055,630)	(4,430,575)
Class I Shares	(26,997,456)	(29,174,062)

Total Distributions	(30,053,086)	(33,604,637)

Capital Share Transactions:

Class N Shares
Issued	2,557,763	1,936,923
Reinvestment of Distributions	3,009,292	4,367,161
Redeemed	(5,250,749)	(6,978,946)

Net Class N Shares Transactions	316,306	(674,862)

Class I Shares
Issued	81,040,494	61,794,126
Reinvestment of Distributions	26,807,148	27,769,404
Redeemed	(45,197,410)	(51,248,342)

Net Class I Shares Transactions	62,650,232	38,315,188

Net Increase in Net Assets From Capital Share Transactions	62,966,538	37,640,326

Total Increase (Decrease) in Net Assets	76,140,783	(8,551,743)

Net Assets:
Beginning of Period/Year	288,256,906	296,808,649

End of Period/Year	$364,397,689	$288,256,906

Shares Transactions:

Class N Shares
Issued	89,564	66,641
Reinvestment of Distributions	111,332	151,827
Redeemed	(176,840)	(238,416)

Total Class N Shares Transactions	24,056	(19,948)

Class I Shares
Issued	2,649,881	2,062,156
Reinvestment of Distributions	963,246	939,625
Redeemed	(1,542,016)	(1,739,780)

Total Class I Shares Transactions	2,071,111	1,262,001

Net Increase in Shares Outstanding From Share Transactions	2,095,167	1,242,053

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

Operations:
Net Investment Income	$47,921	$117,862
Net Realized Gain (Loss)	3,112,369	7,120,442
Net Change in Unrealized Appreciation (Depreciation)	1,952,142	(8,712,561)

Net Increase (Decrease) in Net Assets Resulting From Operations	5,112,432	(1,474,257)

Distributions:
Class N Shares	(599,304)	(648,937)
Class I Shares	(6,364,004)	(5,631,422)

Total Distributions	(6,963,308)	(6,280,359)

Capital Share Transactions:

Class N Shares
Issued	146,903	88,729
Reinvestment of Distributions	589,580	640,109
Redeemed	(528,765)	(1,427,055)

Net Class N Shares Transactions	207,718	(698,217)

Class I Shares
Issued	2,253,541	2,805,099
Reinvestment of Distributions	6,150,187	5,427,345
Redeemed	(3,599,269)	(7,528,913)

Net Class I Shares Transactions	4,804,459	703,531

Net Increase in Net Assets From Capital Share Transactions	5,012,177	5,314

Total Increase (Decrease) in Net Assets	3,161,301	(7,749,302)

Net Assets:
Beginning of Period/Year	39,964,922	47,714,224

End of Period/Year	$43,126,223	$39,964,922

Shares Transactions:

Class N Shares
Issued	10,055	5,552
Reinvestment of Distributions	45,357	41,223
Redeemed	(38,176)	(91,760)

Total Class N Shares Transactions	17,236	(44,985)

Class I Shares
Issued	154,748	180,619
Reinvestment of Distributions	474,959	350,490
Redeemed	(256,906)	(480,728)

Total Class I Shares Transactions	372,801	50,381

Net Increase in Shares Outstanding From Share Transactions	390,037	5,396

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class N Shares

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021 ^	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net Asset Value, Beginning of Period/Year	$26.60	$31.13	$21.28	$22.59	$25.59	$25.79

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.07)	(0.13)	0.01	(0.01)(1)	0.00(1)(2)	(0.05)(1)
Net Realized and Unrealized Gain (Loss)	3.97	(0.96)	9.90	(0.02)	(2.10)	(0.15)

Total from Investment Operations	3.90	(1.09)	9.91	(0.03)	(2.10)	(0.20)

Dividends and Distributions:
Net Investment Income	—	(0.01)	—	(0.01)	—	—
Net Realized Gains	(2.53)	(3.43)	(0.06)	(1.27)	(0.90)	—

Total Dividends and Distributions	(2.53)	(3.44)	(0.06)	(1.28)	(0.90)	—

Net Asset Value, End of Period/Year	$27.97	$26.60	$31.13	$21.28	$22.59	$25.59

Total Return	14.99%†	(4.31)%†	46.63%†	(0.72)%(1)(3)	(7.46)%(1)(3)	(0.78)%(1)(3)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$37,069	$34,619	$41,132	$31,784	$40,279	$60,916
Ratio of Net Expenses to Average Net Assets	1.31%††	1.30%	1.25%	1.25%	1.24%(4)	1.21%(4)
Ratio of Gross Expenses to Average Net Assets(5)	1.31%††	1.31%	1.30%	1.25%	1.24%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.46)%††	(0.43)%	0.05%	(0.05)%(1)	0.02%(1)	(0.20)%(1)
Portfolio Turnover Rate	18%‡	37%	45%	25%	29%	20%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	Less than $0.005 per share.
(3)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(4)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal years ended 2019 and 2018, respectively.
(5)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class I Shares

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021 ^	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period/Year	$27.31	$31.85	$21.73	$23.04	$26.02	$26.16

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.03)	(0.05)	0.10	0.04(1)	0.06(1)	0.01(1)
Net Realized and Unrealized Gain (Loss)	4.06	(0.98)	10.10	(0.01)	(2.14)	(0.15)

Total from Investment Operations	4.03	(1.03)	10.20	0.03	(2.08)	(0.14)

Dividends and Distributions:
Net Investment Income	—	(0.08)	(0.02)	(0.07)	—	—
Net Realized Gains	(2.53)	(3.43)	(0.06)	(1.27)	(0.90)	—

Total Dividends and Distributions	(2.53)	(3.51)	(0.08)	(1.34)	(0.90)	—

Net Asset Value, End of Period/Year	$28.81	$27.31	$31.85	$21.73	$23.04	$26.02

Total Return	15.08%†	(4.04)%†	47.00%†	(0.45)%(1)(2)	(7.25)%(1)(2)	(0.54)%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$327,329	$253,638	$255,677	$136,123	$104,143	$173,188
Ratio of Net Expenses to Average Net Assets	1.06%††	1.05%	1.00%	1.00%	0.99%(3)	0.96%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.06%††	1.06%	1.04%	1.00%	0.99%	0.96%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.21)%††	(0.18)%	0.31%	0.20%(1)	0.27%(1)	0.05%(1)
Portfolio Turnover Rate	18%‡	37%	45%	25%	29%	20%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal years ended 2019 and 2018, respectively.
(4)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class N Shares

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period/Year	$14.37	$17.18	$11.98	$11.90	$14.40	$14.09

Income (Loss) from Investment Operations:
Net Investment Income*	–	0.01	0.09	0.07(1)	0.07(1)	0.02(1)
Net Realized and Unrealized Gain (Loss)	1.71	(0.56)	5.17	0.14	(1.85)	0.29

Total from Investment Operations	1.71	(0.55)	5.26	0.21	(1.78)	0.31

Dividends and Distributions:
Net Investment Income	(0.04)	(0.08)	(0.06)	(0.13)	(0.05)	(0.00)(2)
Net Realized Gains	(2.45)	(2.18)	—	—	(0.67)	—

Total Dividends and Distributions	(2.49)	(2.26)	(0.06)	(0.13)	(0.72)	(0.00)(2)

Net Asset Value, End of Period/Year	$13.59	$14.37	$17.18	$11.98	$11.90	$14.40

Total Return	12.73%†	(4.15)%†	43.95%†	1.64%(1)(3)	(11.50)%(1)(3)	2.22%(1)(3)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$3,573	$3,528	$4,991	$4,588	$7,206	$8,516
Ratio of Net Expenses to Average Net Assets (1)	1.34%††	1.34%	1.33%	1.32%(4)	1.19%(4)	1.19%(4)
Ratio of Gross Expenses to Average Net Assets(5)	1.41%††	1.50%	1.49%	1.37%	1.25%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01)%††	0.03%	0.52%	0.60%(1)	0.58%(1)	0.17%(1)
Portfolio Turnover Rate	15%‡	27%	36%	11%	18%	46%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	Less than $(0.005) per share.
(3)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(4)	Includes reduction from broker recapture amounting to 0.02%, 0.06%, and 0.01% for the fiscal years ended 2020, 2019, and 2018, respectively.
(5)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period/Year

	Class I Shares

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period/Year	$14.32	$17.12	$11.94	$11.86	$14.44	$14.14

Income (Loss) from Investment Operations:
Net Investment Income*	0.02	0.04	0.12	0.10(1)	0.10(1)	0.06(1)
Net Realized and Unrealized Gain (Loss)	1.71	(0.54)	5.15	0.13	(1.87)	0.29

Total from Investment Operations	1.73	(0.50)	5.27	0.23	(1.77)	0.35

Dividends and Distributions:
Net Investment Income	(0.04)	(0.12)	(0.09)	(0.15)	(0.14)	(0.05)
Net Realized Gains	(2.45)	(2.18)	—	—	(0.67)	—

Total Dividends and Distributions	(2.49)	(2.30)	(0.09)	(0.15)	(0.81)	(0.05)

Net Asset Value, End of Period/Year	$13.56	$14.32	$17.12	$11.94	$11.86	$14.44

Total Return	12.94%†	(3.88)%†	44.29%†	1.86%(1)(2)	(11.27)%(1)(2)	2.46%(1)(2)

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$39,553	$36,437	$42,723	$34,672	$79,813	$273,774
Ratio of Net Expenses to Average Net Assets)	1.09%††	1.09%	1.08%	1.07%(3)	0.94%(3)	0.94%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.16%††	1.25%	1.24%	1.12%	1.00%	0.95%
Ratio of Net Investment Income to Average Net Assets	0.24%††	0.28%	0.76%	0.85%(1)	0.81%(1)	0.42%(1)
Portfolio Turnover Rate	15%‡	27%	36%	11%	18%	46%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)	Includes reduction from broker recapture amounting to 0.02%, 0.06% and 0.01%, for the fiscal years ended 2020, 2019, and 2018, respectively.
(4)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the SouthernSun Small Cap Fund (the “Small Cap Fund”) and the SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”) (collectively, the “Funds”). The investment objective of each of the Funds is to seek to provide long-term capital appreciation. The Funds are classified as a non-diversified investment company. SouthernSun Asset Management, LLC (the “Adviser”) serves as each Funds’ investment adviser. The Funds currently offer Class N and Class I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Each Fund offers different classes of shares. Each Fund offers Class N and Class I Shares. Effective May 31, 2019, U.S. Equity Fund Class C Shares were converted to Class N Shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Small Cap Fund and the U.S. Equity Fund operated as AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) and, together with the Small Cap Predecessor Fund (the “Predecessor Funds”). On January 28, 2021, the shareholders of the Predecessor Funds approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds on February 16, 2021 in a tax-free transaction. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to February 16, 2021.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2023, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If a shareholder owns Fund shares on a Fund’s record date, the shareholder will be entitled to receive the distribution.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2023, the Small Cap Fund and the U.S. Equity Fund paid $174,928 and $21,492 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of both Class N Shares and Class I Shares of the Funds will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statements of Operations as Shareholder Servicing Fees. For the period ended March 31, 2023, the Small Cap Fund and the U.S. Equity Fund paid $218,592 and $8,776 for these services, respectively.

Brown Brother Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended March 31, 2023, the Small Cap Fund and the U.S. Equity Fund paid $2,195 and $692 for these services, respectively.

Apex serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended March 31, 2023, the Small Cap Fund and the U.S. Equity Fund paid $33,059 and $24,857 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Small Cap Fund and the U.S. Equity Fund at a fee calculated at an annual rate of 0.75% of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Class N and Class I Shares from exceeding certain levels as set forth below until January 31, 2024. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2024. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

Accordingly, the contractual expense limitations for the Small Cap Fund and the U.S. Equity Fund are 1.25% and 1.09%, respectively.

At March 31, 2023, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	Expiring 2024	Expiring 2025	Expiring 2026

Small Cap Fund	$ 114,761	$ 51,614	$ —

U.S. Equity Fund	41,266	79,164	15,317

6. Investment Transactions:

For the period ended March 31, 2023, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Small Cap Fund	U.S. Equity Fund

Purchases

U.S. Government	$—	$—

Other	93,115,524	6,037,543

Sales

U.S. Government	$—	$—

Other	62,104,225	8,811,970

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the years ended September 30, 2022 and September 30, 2021 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Fund

2022	$3,637,510	$29,967,127	$33,604,637

2021	110,093	530,777	640,870

U.S. Equity Fund

2022	346,375	5,933,984	6,280,359

2021	268,893	—	268,893

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Small Cap Fund	U.S. Equity Fund

Undistributed Ordinary Income	$—	$626,526

Undistributed Long-Term Capital Gains	27,812,829	5,559,830

CY Late-Year Loss Deferral	(438,343)	—

Unrealized Appreciation	23,160,207	5,664,427

Other Temporary Differences	52	3

Net Distributable Earnings	$50,534,745	$11,850,786

Qualified late-year loss deferral represents ordinary (including specified gain/(loss) items) losses realized from January 1, 2022 through September 30, 2022, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having risen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at March 31, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Small Cap Fund	$301,132,831	$52,365,621	$(7,863,518)	$44,502,103

U.S. Equity Fund	30,846,232	9,156,625	(1,092,645)	8,063,980

8. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

FOCUSED INVESTMENT RISK (Small Cap Fund and U.S. Equity Fund) — A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

FOREIGN COMPANY RISK (Small Cap Fund) — Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

LIQUIDITY RISK (Small Cap Fund and U.S. Equity Fund) — Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK (Small Cap Fund and U.S. Equity Fund) — The market price of securities and other investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

MANAGEMENT RISK (Small Cap Fund and U.S. Equity Fund) — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

SMALL-CAPITALIZATION COMPANIES RISK (Small Cap Fund and U.S. Equity Fund) — The risk that small-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. Small-capitalization stocks may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANIES RISK (U.S. Equity Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

NON-DIVERSIFIED FUND RISK (Small Cap Fund and U.S. Equity Fund) — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SECTOR EMPHASIS RISK (Small Cap Fund and U.S. Equity Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

INDUSTRIAL SECTORS RISK (Small Cap Fund and U.S. Equity Fund) — A Fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing,

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/ or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

VALUE STYLE RISK (Small Cap Fund and U.S. Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At March 31, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership

Small Cap Fund, Class N Shares	2	74%

Small Cap Fund, Class I Shares	2	77%

U.S. Equity Fund, Class N Shares	3	67%

U.S. Equity Fund, Class I Shares	4	59%

10. Other:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN FUNDS MARCH 31, 2023

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Paid
	10/01/22	3/31/23	Expense Ratios	During Period*

Small Cap Fund - Class N Shares

Actual Fund Return	$1,000.00	$1,149.90	1.31%	$ 7.02

Hypothetical 5% Return	1,000.00	1,018.40	1.31	6.59

Small Cap Fund - Class I Shares

Actual Fund Return	$1,000.00	$1,150.80	1.06%	$ 5.68

Hypothetical 5% Return	1,000.00	1,019.65	1.06	5.34

U.S. Equity Fund - Class N Shares

Actual Fund Return	$1,000.00	$1,127.30	1.34%	$ 7.11

Hypothetical 5% Return	1,000.00	1,018.25	1.34	6.74

U.S. Equity Fund - Class I Shares

Actual Fund Return	$1,000.00	$1,129.40	1.09%	$ 5.79

Hypothetical 5% Return	1,000.00	1,019.50	1.09	5.49

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SouthernSun Funds

P.O. Box 588

Portland, ME 04112

1- 866-392-2626

Investment Adviser:

SouthernSun Asset Management, LLC

240 Madison Avenue, Suite 800

Memphis, TN 38103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SAM-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 9, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO
Date: June 9, 2023